STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 7,678	$ 7,969	$ 6,219
Total unrecognized compensation cost					$ 9,100
Unrecognized compensation cost, period for recognition (in years)		1 year 11 months 1 day
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		4,311,365
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Share-based Compensation Arrangement by Share-based Payment Award, Option Term		10 years
Options outstanding at end of year	37,856	37,856	37,856		27,451
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)	37,856	37,856
Granted (in shares)		0	0	0
Exercised (in shares)		(10,405)
Forfeited or expired (in shares)		0
Outstanding at end of year (in shares)		27,451	37,856
Exercised (in shares)					27,451
Weighted average exercise price, outstanding at beginning of year (in dollars per share)	$ 9.54	$ 9.54
Weighted average exercise price, granted (in dollars per share)		0.00
Weighted average exercise price, exercised (in dollars per share)		6.92
Weighted average exercise price, forfeited or expired (in dollars per share)		0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)		$ 10.53	$ 9.54
Weighted average exercise price, Exercisable (in dollars per share)					$ 10.53
Weighted average remaining contractual term, outstanding at end of year (in years)		2 years 6 months 10 days
Weighted average remaining contractual life, exercisable at end of year (in years)		2 years 6 months 10 days
Aggregate intrinsic value, outstanding at end of year					$ 192
Aggregate intrinsic value, exercisable at end of year					$ 192
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised		$ 86	$ 462	$ 734
Proceeds from exercise of stock options		72	90	284
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		1,776	1,844	1,439
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value		$ 6,100	$ 7,400	$ 5,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year	530,569	530,569	462,446	468,372
Number of shares granted		503,311	395,023	303,930
Number of shares vested		(233,828)	(295,633)	(267,031)
Number of shares forfeited		(36,769)	(31,267)	(42,825)
Number of shares nonvested at end of year		763,283	530,569	462,446
Weighted average of shares fair value, nonvested at beginning of year	$ 27.19	$ 27.19	$ 26.39	$ 21.63
Weighted average of shares fair value granted		18.62	26.55	28.94
Weighted average of shares fair value vested		26.07	24.94	20.94
Weighted average of shares fair value forfeited		23.79	28.63	26.38
Weighted average of shares fair value, nonvested at end of year		$ 22.04	$ 27.19	$ 26.39